S-K 1603(a) SPAC Sponsor	Feb. 23, 2026
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor Name	Dune Acquisition Holdings III LLC
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Although our sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Company Act and other applicable law, our sponsor’s business is focused on investing in our company. The sole managing member of the sponsor is Carter Glatt. Mr. Glatt serves as our Chief Executive Officer and as a member of the board of directors.